Convertible Debt - Summary of Convertible Debt (Details) - USD ($) $ in Millions		2 Months Ended	3 Months Ended	14 Months Ended	22 Months Ended
	Sep. 29, 2021	Dec. 31, 2022	Oct. 31, 2021	Dec. 31, 2022	Oct. 31, 2022
Disclosure of detailed information about borrowings [line items]
Issuance of convertible notes		$ 4.3			$ 5.9
Fair value gain on embedded derivative		21.4	$ (9.1)
Total convertible debt at end of period		272.9		$ 272.9	288.5
Convertible debt
Disclosure of detailed information about borrowings [line items]
Fair value gain on embedded derivative
Koch Strategic Platforms Convertible Note
Disclosure of detailed information about borrowings [line items]
Principal of convertible notes at beginning of period		105.9		100.0
Principal of convertible notes at end of period	$ 100.0	110.2	100.0	110.2	105.9
Conversion feature at beginning of period		9.1		29.0
Fair value gain on embedded derivative		(3.1)			(19.9)
Conversion feature at end of period		6.0	29.0	6.0	9.1
Debt component at beginning of period		83.3		71.9
Debt component issued	72.3	4.3			5.9
Transaction costs	$ 1.6
Accrued interest paid in kind		(4.3)			(5.9)
Accrued interest expense		2.2	11.4	2.2
Debt component at end of period		85.5	71.9	85.5	83.3
Total convertible debt at end of period		91.5		91.5	92.4
Total convertible debt at end of period		91.5		91.5	92.4
Glencore Convertible Note
Disclosure of detailed information about borrowings [line items]
Principal of convertible notes at beginning of period		200.0		0.0
Issuance of convertible notes		8.1			200.0
Principal of convertible notes at end of period		208.1	0.0	208.1	200.0
Conversion feature at beginning of period		34.8		0.0
Conversion feature issued		0.0			46.2
Fair value gain on embedded derivative		(18.3)			(11.4)
Conversion feature at end of period		16.5	0.0	16.5	34.8
Debt component at beginning of period		161.3		0.0
Debt component issued		8.1			153.8
Transaction costs		0.0			1.3
Accrued interest paid in kind		(8.1)			0.0
Accrued interest expense		3.6		3.6	8.8
Debt component at end of period		164.9	$ 0.0	164.9	161.3
Total convertible debt at end of period		181.4		181.4	$ 196.1
Payment in Kind Note
Disclosure of detailed information about borrowings [line items]
Principal of convertible notes at end of period		$ 4.3		$ 4.3